Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Equity
Note 8—Equity
Shareholders’ Equity
In connection with our IPO, we issued 310,376,634 shares of common stock to the public and the Pre-IPO Owners and 3,290,126 RSUs (see Note 10), and our IPO raised $1,692,058, net of underwriting discount, and before offering costs of $5,726.
To qualify as a REIT, we are required to distribute annually to our shareholders at least 90% of our REIT taxable income, without regard to the deduction for dividends paid and excluding net capital gains, and to pay tax at regular corporate rates to the extent that we annually distribute less than 100% of our net taxable income. We intend to pay quarterly dividends to our shareholders, which in the aggregate are approximately equal to or exceed our net taxable income in the relevant year.
On May 31, 2017 we paid a $0.06 dividend per share; and on August 3, 2017, we declared an $0.08 dividend per share to stockholders of record on August 15, 2017, which is payable on August 31, 2017.
Combined Equity
Prior to the IPO, our business was conducted through the Invitation Homes Partnerships which did not have a common capital structure. As described in Note 1, IH1, IH3, IH4, IH5, and IH6 are partnerships. These entities each had limited partners and a general partner (the “Class A Partners”), along with a board of directors designated in the respective limited partnership agreements. IH2 was a Delaware corporation and had issued 1,000 shares of common stock and 113 shares of Series A Preferred Stock. IH2 had a board of directors elected by the common shareholders. The same board of directors was responsible for directing the significant activities of the Invitation Homes Partnerships and the Operating Partnership on a combined basis.
The IH2 Series A Preferred Stock ranked, in respect of rights to the payment of dividends and the distribution of assets in the event of any liquidation or dissolution, senior to the IH2 common stock. Holders of such IH2 Series A Preferred Stock shares were entitled to receive cumulative cash dividends at the rate of 12.0% per annum of the total of a liquidation preference. On January 31, 2017, in connection with the Pre-IPO Transactions, the Series A Preferred Stock was redeemed for $1,153, inclusive of the redemption premium and accrued and unpaid dividends to that date. No dividends were declared or paid with respect to the Series A Preferred Stock during the six months ended June 30, 2016. As of December 31, 2016, there were no dividend amounts declared and outstanding related to the 12.0% per annum dividend requirements of the Series A Preferred Stock.
Profits and losses, and cash distributions were allocated in accordance with the terms of the respective entity’s organizational documents. We made no distributions to our equity investors, and we received $138,002 of contributions during the six months ended June 30, 2016.
As further described in Note 10, we granted certain individuals incentive compensation units in IH1, IH2, IH3, IH4, IH5, and IH6, which consisted of Class B units that were accounted for as a substantive class of equity due to the terms of the agreements and rights of the holders. We previously made distributions to certain Class B unitholders in the form of non-recourse cash advances totaling $11,023. Any amounts distributed to the holders of the Class B units whose Class B units were converted in connection with the Pre-IPO Transactions (see Note 10), reduced the number of converted shares common stock received by amounts previously paid to such Class B unitholders as advance distributions. As a result of the Pre-IPO Transactions, there are no longer any Class B Units outstanding.
We previously executed notes receivables with certain Class B unitholders (the “Class B Notes”) and funded $20,228 pursuant to those note agreements, of which $1,527, including accrued interest had been repaid as of December 31, 2016. On January 5, 2017, $7,723 of Class B Notes, including accrued interest, were canceled, and the transaction was accounted for as a distribution to the underlying unitholder. As part of the Pre-IPO Transactions, IH1 assigned $11,963, including accrued interest, of Class B Notes to a wholly owned subsidiary of the Pre-IPO Owners that was formed in connection with the reorganization described in Note 1, and the transaction was accounted for as a distribution. The Class B Notes were secured by certain of the Class B units of the makers of the Class B Notes and were otherwise non-recourse to the makers. The Class B Notes matured at the earlier of a liquidation event or defined dates in 2024 and bore interest of 1.57% to 1.97% per annum. As such, the Class B Notes were recorded as a component of combined equity on our condensed consolidated balance sheet as of December 31, 2016.

Stockholder’s Equity
At December 31, 2016, the Company was authorized to issue 1,000 shares of common stock, par value $0.01 per share. The Company issued 100 shares of common stock to its sole stockholder, Invitation Homes 2-A L.P., in exchange for $1.00 cash on October 4, 2016. See Note 1 for changes to authorized shares subsequent to December 31, 2016.
Equity
As described in Note 1, IH1, IH3, IH4, IH5, and IH6 are partnerships. These entities each have limited partners and a general partner (the “Class A Partners”), along with a board of directors designated in the respective limited partnership agreements.
IH2 is a Delaware corporation and has issued 1,000 shares of common stock and 113 shares of Series A Preferred Stock. IH2 has a board of directors elected by the common stockholders.
The same board of directors is responsible for directing the significant activities of the Invitation Homes Partnerships and the Operating Partnership on a combined basis.
The IH2 Series A Preferred Stock ranks, in respect of rights to the payment of dividends and the distribution of assets in the event of any liquidation or dissolution, senior to the IH2 common stock. Holders of such IH2 Series A Preferred Stock shares are entitled to receive, when and if declared by our board of directors, cumulative cash dividends at the rate of 12.0% per annum of the total of a liquidation preference plus all accumulated and unpaid dividends thereon as defined in the IH2 organizational documents. During the year ended December 31, 2014, IH2 issued 113 shares of Series A Preferred Stock for $1,130. During the years ended December 31, 2016, 2015, and 2014, IH2 made dividend payments of $136, $136, and $127 respectively, to the holders thereof. As of December 31, 2016 and 2015, there are no dividend amounts declared and outstanding related to the 12.0% per annum dividend requirements of the Series A Preferred Stock. Holders of the Series A Preferred Stock have no voting rights, and shares of such series are not convertible or exchangeable into common stock or other series of preferred stock that may from time to time be designated by our board of directors. They may, however, be redeemed at our sole discretion, in whole or in part, subject to certain provisions within the IH2 organizational documents. On January 31, 2017, in connection with the Pre-IPO Transactions, the Series A Preferred Stock was redeemed for $1,153, inclusive of the redemption premium and accrued and unpaid dividends to that date.
As further described in Note 10, we have granted certain individuals incentive compensation units in IH1, IH2, IH3, IH4, IH5, and IH6, which currently consists of Class B units that are accounted for as a substantive class of equity due to the terms of the agreements and rights of the holders.
Profits and losses, and cash distributions are allocated in accordance with the terms of the respective entity’s organizational documents.
During the years ended December 31, 2016, 2015, and 2014, we made distributions, including common stock dividends, of $0, $682,470, and $776,448, respectively. We also made distributions to certain Class B unitholders in the form of non-recourse cash advances totaling $11,023 during the year ended December 31, 2014. Any amounts distributed to the holders of the Class B units in the event of a liquidating event will be reduced by amounts previously paid to such Class B unitholders as advance distributions.
We executed notes receivables with certain Class B unitholders (the “Class B Notes”) and funded $0, $1,500, and $18,728 during the years ended December 31, 2016, 2015, and 2014, respectively, pursuant to those note agreements. The Class B Notes are secured by certain of the Class B units of the makers of the Class B Notes and are otherwise non-recourse to the makers. The Class B Notes mature the earlier of a liquidation event or defined dates in 2024 and bear interest of 1.57% to 1.97% per annum. As such, the Class B Notes have been recorded as a component of combined equity in our combined and consolidated balance sheets as of December 31, 2016 and 2015. Additionally, the non-recourse nature of the Class B Notes resulted in modifications to the Class B management subscription incentive unit agreements, which resulted in additional incentive unit expense being recorded for the years ended December 31, 2016, 2015, and 2014, with respect to the Class B Notes (see Note 10). Class B Note repayments of $1,527 were received during the year ended December 31, 2016. No such repayments were made for the years ended December 31, 2015 and 2014.